UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2016

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2016 (Unaudited)
Shares		Value
COMMON STOCKS: 79.4%
Capital Markets: 9.4%
145,500	Diamond Hill Investment Group, Inc.	$26,482,455
3,600,000	Moody's Corp.	361,872,000
2,967,500	TD Ameritrade Holding Corp.	101,518,175
		489,872,630
Communications Equipment: 2.7%
2,680,000	Ubiquiti Networks, Inc. *,1	140,512,400
Distributors: 2.2%
3,550,000	LKQ Corp. *	114,594,000
Diversified Financial Services: 0.8%
300,000	Berkshire Hathaway, Inc. - Class B *	43,290,000
Diversified Telecommunication Services: 4.1%
1,865,000	SBA Communications Corp. *	211,267,200
Health Care Equipment & Supplies: 2.3%
1,500,000	Danaher Corp.	117,825,000
Industrial Conglomerates: 4.7%
1,400,000	Roper Technologies, Inc. [1]	242,634,000
Insurance: 10.2%
921,000	Enstar Group Ltd. *,2	155,280,600
426,000	Markel Corp. *	373,785,180
		529,065,780
Internet Software & Services: 0.8%
400,000	Alarm.com Holdings, Inc. *,1	11,672,000
3,985,282	Just Eat PLC *	27,414,393
		39,086,393
IT Services: 13.3%
3,700,500	MasterCard, Inc.	396,027,510
3,600,000	Visa, Inc.	297,036,000
		693,063,510
Machinery: 4.5%
6,100,000	Colfax Corp. *	193,919,000
750,000	Fortive Corp.	38,287,500
		232,206,500
Multiline Retail: 7.2%
1,500,000	Dollar General Corp.	103,635,000
3,600,000	Dollar Tree, Inc. *	271,980,000
		375,615,000
Professional Services: 3.8%
2,400,000	Verisk Analytics, Inc. - Class A *	195,720,000
Software: 4.1%
460,100	Constellation Software, Inc.	215,540,024
Specialty Retail: 8.8%
4,878,737	CarMax, Inc. *,1	243,644,126
1,522,630	Monro Muffler Brake, Inc.	83,744,650
500,000	O'Reilly Automotive, Inc. *	132,220,000
		459,608,776
Trading Companies & Distributors: 0.5%
2,141,342	Diploma PLC	24,572,004
TOTAL COMMON STOCKS
(Cost $2,871,124,110)		4,124,473,217

CONVERTIBLE PREFERRED STOCKS: 1.3%
Equity Real Estate Investment Trusts: 1.3%
100,000	American Tower Corp. 5.250%, 5/15/17	11,184,000
500,000	5.500%, 2/15/18	54,875,000
20,000	Crown Castle International Corp. 4.500%, 11/1/16	2,155,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $61,977,581)		68,214,000
EQUITY REAL ESTATE INVESTMENT TRUSTS: 12.2%
5,400,000	American Tower Corp. [1]	632,826,000
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS
(Cost $424,472,045)		632,826,000
Principal Amount
ASSET BACKED BONDS: 1.0%
$1,059,692	Aberdeen Loan Funding Ltd. 1.407%, 11/1/18 [3,4]	1,059,650
5,625,653	MMAF Equipment Finance LLC 0.750%, 5/15/17 [4]	5,624,354
20,000,000	Penarth Master Issuer PLC 0.936%, 3/18/19 [3,4]	20,042,380
25,000,000	Synchrony Credit Card Master Note Trust 0.985%, 3/15/20 [3]	25,029,215
TOTAL ASSET BACKED BONDS
(Cost $51,652,117)		51,755,599
CORPORATE BONDS: 0.9%
22,000,000	Bank of Nova Scotia 2.550%, 1/12/17	22,071,962
CAD 1,576,800	Constellation Software, Inc. 7.600%, 3/31/40 [3]	1,385,710
$22,500,000	Smithsonian Institution 0.800%, 9/1/18 [3]	22,500,000
TOTAL CORPORATE BONDS
(Cost $45,943,269)		45,957,672
SHORT-TERM INVESTMENTS: 2.9%
Commercial Paper: 2.4%
50,000,000	Collateralized Commercial Paper Co., LLC 0.864%, 11/14/16 [5]	49,989,986
25,000,000	0.865%, 11/21/16 [5]	24,991,833
25,000,000	1.014%, 12/19/16 [5]	24,976,214
25,000,000	1.071%, 1/19/17 [5]	24,949,445
		124,907,478
U.S. Treasury Bills: 0.5%
25,000,000	United States Treasury Bill 0.361%, 12/8/16 [5]	24,995,800
TOTAL SHORT-TERM INVESTMENTS
(Cost $149,872,479)		149,903,278

Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 6.7%
Money Market Funds: 6.7%
348,860,101	First American Government Obligations Fund - Class Z, 0.243% [6]	348,860,101
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $348,860,101)		348,860,101

TOTAL INVESTMENTS IN SECURITIES: 104.4%
(Cost $3,953,901,702)		5,421,989,867
Liabilities in Excess of Other Assets: (4.4)%		(230,037,712)
TOTAL NET ASSETS: 100.0%		$5,191,952,155

CAD	Canadian Dollar
*	Non-income producing security
[1]
This security or a portion of this security was out on loan as of October 31, 2016.  Total loaned securities had a market value of $341,983,631 or 6.6% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance July 31, 2016	Purchases	Sales	Share Balance October 31, 2016	Realized Gain (Loss)	Dividend Income	Value October 31, 2016	Cost
Enstar Group Ltd.	921,000	-	-	921,000	$-	$-	$155,280,600	$139,666,094

[3]	Variable rate security; rate shown was the rate in effect on October 31, 2016.
[4]
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the value of these securities was $26,726,384 or 0.5% of net assets.

[5]	Rate represents the yield to maturity.
[6]	Seven-day yield as of October 31, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of October 31, 2016:

				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Securities Lending	$348,860,101	$-	$348,860,101	$348,860,101	$-	$-

The cost basis of investments for federal income tax purposes at October 31, 2016 was as follows+:

Cost of investments	$3,953,901,702
Gross unrealized appreciation	1,527,325,666
Gross unrealized depreciation	(59,237,501)
Net unrealized appreciation	$1,468,088,165

+Because tax adjustments are calculated annually at the end of the Akre Focus Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at October 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2016. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,124,473,217	$-	$-	$4,124,473,217
Convertible Preferred Stocks	68,214,000	-	-	68,214,000
Equity Real Estate Investment Trusts	632,826,000	-	-	632,826,000
Asset Backed Bonds	-	51,755,599	-	51,755,599
Corporate Bonds	-	45,957,672	-	45,957,672
Short-Term Investments	-	149,903,278	-	149,903,278
Investments Purchased with Cash Proceeds from Securities Lending	348,860,101	-	-	348,860,101
Total Investments in Securities	$5,174,373,318	$247,616,549	$-	$5,421,989,867

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
                                            Elaine E. Richards, President/Principal Executive Officer

Date   December 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date   December 28, 2016

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date   December 27, 2016

* Print the name and title of each signing officer under his or her signature.